Non-Current Financial Assets - Reconciliation of Research Tax Credit (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Opening balance sheet receivable		€ 10,829	€ 9,217	€ 7,228
Operating revenue		9,764	10,829	9,217
Payment received		(10,835)	(9,479)	(7,341)
Adjustment	€ 900	6	262	113
Closing balance sheet receivable		€ 9,764	€ 10,829	€ 9,217